Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Financial Instruments [Abstract]
Liability derivatives
As of December 31, 2012 and 2011, the fair value of the Company's derivative instruments were recorded as follows:

(in millions)
	Liability Derivatives
	Balance Sheet Location	Fair Value
		December 31,
		2012	2011
Derivatives designated as hedging instruments
Interest rate swap - current	Accrued expenses and other current liabilities	$2.3	$1.5
Interest rate swap - non-current	Other non-current liabilities	2.0	1.1
		$4.3	$2.6

Effect of derivative instruments on condensed consolidated statement of income
The effect of derivative instruments on the accompanying Consolidated Statements of Income for the year ended December 31, 2012 was as follows:

(in millions)
Derivatives Designated as Cash Flow Hedging Relationships	Amount of Gain/(Loss) Recognized in Accumulated OCL on Derivative (Effective Portion)	Location of Gain/(Loss) Reclassified from Accumulated OCL into Income (Effective Portion)	Amount of Gain/(Loss) Reclassified from Accumulated OCL into Income (Effective Portion)	Location of Gain/(Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain/(Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
Interest rate swap	$(1.7)	Interest Expense, net	$(3.2)	Interest Expense, net	$—

For the year ended December 31, 2011:

(in millions)
Derivatives Designated as Cash Flow Hedging Relationships	Amount of Gain/(Loss) Recognized in Accumulated OCL on Derivative (Effective Portion)	Location of Gain/(Loss) Reclassified from Accumulated OCL into Income (Effective Portion)	Amount of Gain/(Loss) Reclassified from Accumulated OCL into Income (Effective Portion)	Location of Gain/(Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain/(Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
Interest rate swap	$(1.2)	Interest Expense, net	$(1.5)	Interest Expense, net	$—